CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents		$ 119,384	$ 103,961
Restricted cash		853	736
Accounts Receivable, after Allowance for Credit Loss, Current		49,600	44,725
Contract assets		24,941	28,327
Inventories		38,890	38,525
Other current assets		21,963	24,299
Total current assets		255,631	240,573
LONG-TERM ASSETS:
Restricted Cash and Cash Equivalents, Noncurrent		12	54
Long-term contract assets		8,146	9,283
Severance Pay Funds Noncurrent		5,966	5,737
Deferred taxes		11,896	11,484
Operating lease right-of-use assets		6,556	5,105
Other long-term assets		5,288	9,544
Total long-term assets		37,864	41,207
PROPERTY AND EQUIPMENT, NET		70,834	74,315
Intangible Assets, Net (Excluding Goodwill)		12,925	16,051
Goodwill	[1]	52,494	54,740
Total assets		429,748	426,886
CURRENT LIABILITIES:
Line of Credit, Current		0	7,453
Trade payables		17,107	13,873
Accrued expenses		45,368	51,906
Advances from customers and deferred revenues		18,587	34,495
Operating lease liabilities		2,557	2,426
Other current liabilities		17,817	16,431
Total current liabilities		101,436	126,584
LONG-TERM LIABILITIES:
Long-Term Debt		2,000	2,000
Accrued severance pay		6,677	6,537
Long-term advances from customers and deferred revenues		580	1,139
Operating Lease, Liability, Noncurrent		4,014	3,022
Other long-term liabilities		10,606	12,916
Total long-term liabilities		23,877	25,614
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Common Stock, Value, Issued		2,733	2,733
Additional paid-in capital		943,294	937,591
Accumulated other comprehensive loss		(6,120)	(5,315)
Accumulated deficit		(635,472)	(660,321)
Total shareholders' equity		304,435	274,688
Total liabilities and shareholders' equity		$ 429,748	$ 426,886

[1]	Net of accumulated impairment losses of $62,179.